Reconciliation of Total Reportable Segments Operating Income to Consolidated Income before Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Severance, pension and benefit credits (charges) (Note 12)										$ (7,507)	$ 6,232	$ (7,186)
Gain on spectrum license transactions (Note 2)										707	278
Litigation settlements (Note 17)									(400)			(384)
Other costs										(334)		(276)
Operating income	(2,136)	6,890	7,685	7,160	12,063	7,128	6,555	6,222		19,599	31,968	13,160
Equity in earnings of unconsolidated businesses										1,780	142	324
Other income and (expense), net										(1,194)	(166)	(1,016)
Interest expense										(4,915)	(2,667)	(2,571)
Income Before (Provision) Benefit for Income Taxes										15,270	29,277	9,897
Operating Segments
Segment Reporting Information [Line Items]
Operating income										27,795	26,327	21,772
Operating Income Generated By Assets Sold
Segment Reporting Information [Line Items]
Operating income										12	43	56
Corporate, Eliminations and Other
Segment Reporting Information [Line Items]
Operating income										$ (1,074)	$ (912)	$ (822)